Equity	12 Months Ended
Dec. 31, 2021
Shareholders' equity [abstract]
Equity

Note 15    Equity

At December 31, 2021, Orange SA’s share capital, based on the number of issued shares at this date, amounted to 10,640,226,396 euros, divided into 2,660,056,599 ordinary shares with a par value of 4 euros each.

At December 31, 2021, the share capital and voting rights of Orange SA broke down as follows:

15.1    Changes in share capital

No new shares were issued during the 2021 fiscal year.

15.2    Treasury shares

As authorized by the Shareholders’ Meeting of May 18, 2021, the Board of Directors instituted a new share buyback program (the 2021 Buyback Program) and canceled the 2020 Buyback Program, with immediate effect. This authorization is granted for a period of 18 months as from the aforementioned Shareholders’ Meeting. The 2021 Buyback Program is described in the Orange Universal Registration Document filed with the French Financial Markets Authority (Autorité des marchés financiers – AMF) on March 17, 2021.

During the 2021 fiscal year, Orange bought and delivered treasury shares to the beneficiaries of the “Together 2021” Employee Offering. At the same time, share buybacks were carried out by Orange mainly in respect of the free share award plans (Long Term Incentive Plan – LTIP) LTIP 2019-2021, 2020-2022 and 2021-2023 and in particular to service the delivery of LTIP 2019-2021 (see Note 6.3).

At December 31, 2021, the Company held 2,009,500 treasury shares (exclusively under the LTIP 2019-2021, 2020-2022 and 2021-2023 free share award plans).

At December 31, 2020, the Company held 1,265,099 treasury shares (of which 170,000 shares in respect of the liquidity contract and 1,095,099 in respect of the LTIP 2018-2020, 2019-2021 and 2020-2022 free share award plans).

At December 31, 2019, the Company held 9,742,968 treasury shares (of which 853,500 shares in respect of the liquidity contract and 8,889,468 in respect of the Orange Vision 2020 and LTIP 2018-2020 and 2019-2021 free share award plans).

Accounting policies

Treasury shares are recorded as a deduction from equity, at acquisition cost. Gains and losses arising from the sale of treasury shares are recognized in consolidated reserves, net of tax.

15.3    Dividends

Full Year	Approved by	Description	Dividend	Payout date	How paid	Total
			per share			(in millions
			(in euro)			of euros)
2021	Board of Directors Meeting on July 28, 2021	2021 interim dividend	0.30	December 15, 2021	Cash	797
	Shareholders' Meeting on May 18, 2021	Balance for 2020	0.50	June 17, 2021	Cash	1,330
Total dividends paid in 2021						2,127
2020	Board of Directors Meeting on October 28, 2020	2020 interim dividend	0.40	December 9, 2020	Cash	1,064
	Shareholders' Meeting on May 19, 2020	Balance for 2019	0.20	June 4, 2020	Cash	532
Total dividends paid in 2020						1,595
2019	Board of Directors Meeting on July 24, 2019	2019 interim dividend	0.30	December 4, 2019	Cash	796
	Shareholders' Meeting on May 21, 2019	Balance for 2018	0.40	June 6, 2019	Cash	1,061
Total dividends paid in 2019						1,857
2018	Board of Directors Meeting on July 25, 2018	2018 interim dividend	0.30	December 6, 2018	Cash	796
	Shareholders' Meeting on May 4, 2018	Balance for 2017	0.40	June 7, 2018	Cash	1,064
Total dividends paid in 2018						1,860

The amount available to provide a return to shareholders in the form of dividends is calculated on the basis of the total net income and retained earnings, under French GAAP, of the entity Orange SA, the Group’s parent company.

15.4    Subordinated notes

Nominal value of subordinated notes

Issues and purchases of subordinated notes are presented below:

Initial issue date	Initial	Initial	Initial	Rate	December	Issue	December	Issue	December	Residual
	nominal	nominal	currency		31, 2019	Redemp-	31, 2020	Redemp-	31, 2021	nominal
	value	value			(in millions	tion	(in millions	tion	(in millions	value
	(in millions	(in millions			of euros)		of euros)		of euros)	(in millions
	of currency)	of euros)								of currency)
2/7/2014	1,000	1,000	EUR	4.25%	—	—	—	—	—	—
2/7/2014	1,000	1,000	EUR	5.25%	1,000	—	1,000	—	1,000	1,000
2/7/2014	650	782	GBP	5.88%	782	(268)	514	(514)	—	—
10/1/2014	1,000	1,000	EUR	4.00%	500	(382)	118	(118)	—	—
10/1/2014	1,250	1,250	EUR	5.00%	1,250	—	1,250	—	1,250	1,250
10/1/2014	600	771	GBP	5.75%	771	(50)	721	(174)	547	426
4/15/2019	1,000	1,000	EUR	2.38%	1,000	—	1,000	—	1,000	1,000
9/19/2019	500	500	EUR	1.75%	500	—	500	—	500	500
10/15/2020	700	700	EUR	1.75%	—	700	700	—	700	700
5/11/2021	500	500	EUR	1.38%	—	—	—	500	500	500
Issues and purchases of subordinated notes					5,803	—	5,803	(306)	5,497

–  On February 7, 2014, as part of its EMTN program, Orange issued the equivalent of 2.8 billion euros of deeply subordinated notes in three tranches. A revision of interest rates based on market conditions is provided for contractually on each call option exercise date.

Orange has a call option on each of these tranches respectively from February 7, 2020, February 7, 2024, and February 7, 2022 and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for coupon adjustments of 0.25% in 2025 and an additional 0.75% in 2040 for the first tranche, 0.25% in 2024 and an additional 0.75% in 2044 for the second tranche, and 0.25% in 2027 and an additional 0.75% in 2042 for the third tranche.

–  On October 1, 2014, as part of its EMTN program, Orange issued the equivalent of 3 billion euros of deeply subordinated notes in three tranches. A revision of interest rates based on market conditions is provided for contractually on each call option exercise date.

Orange has a call option on each of these tranches respectively from October 1, 2021, October 1, 2026, and April 1, 2023 and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for coupon adjustments of 0.25% in 2026 and an additional 0.75% in 2041 for the first tranche, 0.25% in 2026 and an additional 0.75% in 2046 for the second tranche, and 0.25% in 2028 and an additional 0.75% in 2043 for the third tranche.

Both issuances were the subject of a prospectus approved by the AMF under visa nos. 14-036 and 14-525.

Under IFRS, these instruments are recognized at their historical value. The tranches denominated in pounds sterling were recognized at the ECB fix rate on the issue date (0.8314 pound sterling for the issue of February 7, 2014 and 0.7782 pound sterling for the issue of October 1, 2014) and will not be re-measured through the life of the note.

–  On April 15, 2019, as part of its EMTN program, Orange issued the equivalent of 1 billion euros of deeply subordinated notes. A revision of interest rates based on market conditions is provided for contractually on each call option exercise date.

Orange has a call option on this tranche from April 15, 2025 (first date for the revision of the rates of the tranche in question) and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for a coupon adjustment of 0.25% in 2030 and an additional 0.75% in 2045.

–  On September 19, 2019, as part of its EMTN program, Orange issued the equivalent of 500 million euros of deeply subordinated notes. A revision of interest rates based on market conditions is provided for contractually on each call option exercise date.

Orange has a call option on this tranche from March 19, 2027 (first date for the revision of the rates of the tranche in question), and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for a coupon adjustment of 0.25% in 2032 and an additional 0.75% in 2047.

These issuances were the subject of a prospectus approved by the AMF (under visa nos. 14-036, 14-525, 19-152 and 19-442 respectively).

On December 12, 2019, the Group announced its intention to exercise, on February 7, 2020, in accordance with contractual provisions, its call option concerning the remaining 500 million euros of the tranche with an initial nominal value of 1 billion euros, already partially bought back in April 2019. As a result of Orange’s commitment to buy back this last tranche, it was reclassified as a debt instrument and is therefore presented as a short-term financial liability at December 31, 2019. The coupons due relating to this tranche were recognized in other current liabilities for 21 million euros at December 31, 2019 and were paid in 2020.

–  On October 15, 2020, as part of its EMTN program, Orange issued the equivalent of 700 million euros of deeply subordinated notes. A revision of interest rates based on market conditions is provided for contractually from October 15, 2028.

Orange has a call option on this tranche from July 15, 2028 (first date for the revision of the rates of the tranche in question), and upon the occurrence of certain contractually-defined events.

Step-up clauses provide for a coupon adjustment of 0.25% in 2033 and an additional 0.75% in 2048.

This issuance of subordinated notes was the subject of a prospectus approved by the AMF (visa no. 20-509).

–  On May 11, 2021, as part of its EMTN program, Orange issued the equivalent of 500 million euros of deeply subordinated notes with a coupon of 1.375% until the first adjustment date. A revision of interest rates based on market conditions is provided for contractually from Friday, May 11, 2029. Step-up clauses provide for a coupon adjustment of 0.25% in 2034 and an additional 1.00% in 2049.

Orange has a call option on this tranche from May 11, 2029 (first date for the revision of the rates of the tranche in question) and upon the occurrence of certain contractually defined events.

This issuance of subordinated notes was the subject of a prospectus approved by the AMF on May 7, 2021 (visa no. 21-141).

All notes, listed on Euronext Paris, are deeply subordinated notes (senior compared to ordinary shares): the holders will only be remunerated (whether for the nominal, interest or any other amount) after all other creditors, including holders of participating loans and securities, simply subordinated or not, representing a claim on Orange.

At each interest payment date, settlement may be either paid or deferred, at the option of the issuer. Deferred coupons are capitalized and become due and payable in full under certain circumstances defined contractually and under the control of Orange.

Gains (losses) on disposal, premiums and issuance costs related to issues/redemptions of subordinated notes are presented under “reserves” in equity.

The Group understands that some rating agencies assign an “equity” component from 0 to 50% to capital instruments.

Subordinated notes remuneration

The remuneration of holders is recorded in equity five working days before the annual payment date, unless Orange exercises its right to defer the payment.

The tax impact relating to the remuneration of subordinated notes is recorded through profit or loss in the period.

Since their issuance, Orange has not exercised its right to defer the coupon payments related to subordinated notes.

The remuneration of subordinated notes is as follows:

					2021		2020		2019
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	4.25%	—	—	(21)	(21)	(46)	(46)
2/7/2014	1,000	1,000	EUR	5.25%	(53)	(53)	(53)	(53)	(52)	(52)
2/7/2014	650	782	GBP	5.88%	(32)	(36)	(47)	(55)	(38)	(44)
10/1/2014	1,000	1,000	EUR	4.00%	(3)	(3)	(21)	(21)	(31)	(31)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	(33)	(38)	(36)	(39)	(35)	(39)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)	—	—
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(4)	(4)	—	—
10/15/2020	700	700	EUR	1.75%	(12)	(12)	—	—	—	—
5/11/2021	500	500	EUR	1.375%	—	—	—	—	—	—
Subordinated notes remuneration paid						(238)		(279)		(276)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020						—		21		(21)
Subordinated notes remuneration classified in equity						(238)		(258)		(297)

The tax effects from the conversion of subordinated notes whose par value is denominated in pounds sterling, and from the gains and losses on disposal, premiums and issuance costs on subordinated notes that have been refinanced, are presented under “other movements” in the consolidated statement of changes in shareholders’ equity and amounted to 29 million euros in 2021, (2) million euros in 2020, and 51 million euros in 2019.

Accounting policies

Subordinated notes

The Group issued subordinated notes in several tranches.

These instruments have no maturity and the coupon settlement may be deferred at the option of the issuer. They are booked in equity.

As equity instruments are recognized at historical value, the tranche denominated in foreign currency is never re-measured. Where appropriate, a translation adjustment impact is booked in equity when a call option is exercised.

The remuneration of holders is recorded directly in equity at the time of the decision to pay the coupons.

The tax impact related to the remuneration is accounted for through profit or loss, and that related to the remeasurement of the foreign currency portion is accounted for in equity.

Equity component of perpetual bonds redeemable for shares (TDIRAs) (see Note 13.4)

The equity component is determined as the difference between the fair value of the instrument taken as a whole and the fair value of the debt component. The equity component thus determined and recognized at inception is not subsequently re-measured and remains in equity, even when the instrument is extinguished.

15.5    Translation adjustment

(in millions of euros)	2021	2020	2019
Gain (loss) recognized in other comprehensive income during the period	196	(414)	90
Reclassification to net income for the period	4	—	(12)
Total translation adjustments	200	(414)	78

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Polish zloty	645	668	807
Egyptian pound	(444)	(503)	(455)
Slovak koruna	220	220	220
Leone	(150)	(143)	(120)
Other	(155)	(327)	(123)
Total translation adjustments	116	(85)	329
o/w share attributable to the owners of the parent company	(96)	(256)	78
o/w share attributable to non-controlling interests	211	171	251

Accounting policies

The functional currency of foreign operations located outside the euro area is generally the local currency, unless the major cash flows are made with reference to another currency (such as the Orange entities in Romania – euros and in the Democratic Republic of the Congo – US dollars).

The financial statements of foreign operations whose functional currency is neither the euro nor the currency of a hyper-inflationary economy are translated into euros (the Group’s presentation currency) as follows:

–  assets and liabilities are translated at the year-end rate;

–  items in the income statement are translated at the average rate for the period;

–  the translation adjustment resulting from the use of these different rates is included in other comprehensive income.

The translation adjustments are reclassified to profit or loss when the entity disposes or partially disposes (loss of control, loss of joint control, loss of significant influence) of its interest in a foreign operation through the sale, liquidation, repayment of capital or abandon of all, or part of, that activity. The reduction in the carrying value of a foreign operation, either because of its own losses or because of the recognition of an impairment loss, does not lead to a reclassification through profit or loss of the accumulated translation adjustments.

Recycling of translation adjustments is presented in profit or loss within:

–  consolidated net income of discontinued operations, when a line of business or major geographical area is disposed of;

–  gains (losses) on disposal of fixed assets, investments and activities, when other businesses are disposed of;

–  reclassification of translation adjustment from liquidated entities, in the event of the liquidation or abandonment of an activity without disposal.

15.6    Non-controlling interests

The data presented below concern all entities of the following groups:

(in millions of euros)	2021	2020	2019
Credit part of net income attributable to non-controlling interests (a)	577	297	290
o/w sub-group Sonatel	243	197	191
o/w group Orange Polska	222	—	11
o/w sub-group Orange Côte d'Ivoire	53	43	36
o/w Médi Telecom	19	10	14
o/w Jordan Telecom	16	11	12
o/w group Orange Belgium	12	26	16
Debit part of net income attributable to non-controlling interests (b)	(33)	(63)	(71)
o/ w Orange Bank	(22)	(51)	(65)
o/ w group Orange Polska	—	(3)	—
Total part of net income attributable to non-controlling interests (a) + (b)	545	233	218
Credit part of comprehensive income attributable to non-controlling interests (a)	612	256	299
o/w sub-group Sonatel	263	176	181
o/w group Orange Polska	215	—	12
o/w sub-group Orange Côte d'Ivoire	55	39	36
o/w Jordan Telecom	27	—	15
o/w Médi Telecom	23	—	—
o/w group Orange Belgium	13	25	16
Debit part of comprehensive income attributable to non-controlling interests (b)	(31)	(98)	(69)
o/ w Orange Bank	(22)	(50)	(62)
o/w group Orange Polska	—	(35)	—
o/ w Jordan Telecom	—	(3)	—
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	580	158	230

(in millions of euros)	2021	2020	2019
Dividends paid to minority shareholders	218	225	248
o/w sub-group Sonatel	166	165	192
o/w sub-group Orange Côte d'Ivoire	29	9	4
o/w Jordan Telecom	11	9	13
o/w group Orange Belgium	7	14	14
o/w Médi Telecom	—	24	22

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Credit part of equity attributable to non-controlling interests (a)	3,030	2,653	2,700
o/w group Orange Polska	1,170	953	986
o/w sub-group Sonatel	826	755	736
o/w sub-group Orange Côte d'Ivoire	257	230	200
o/w Telekom Romania Communications	267	—	—
o/w Jordan Telecom	171	154	166
o/w Médi Telecom	148	127	148
o/w group Orange Belgium	138	285	275
Debit part of equity attributable to non-controlling interests (b)	(10)	(10)	(13)
Total equity attributable to non-controlling interests (a) + (b)	3,020	2,643	2,687

The main movements at December 31, 2021 on non-controlling interests are related to the buyback of Orange Belgium minority interests mainly under the Public Tender Offer launched in April 2021, as well as the buyback of the remaining minority interests in Orange Bank and the acquisition of 54% of Telekom Romania Communications by Orange Romania in September 2021 (see Note 3.2).

Accounting policies

Commitments to purchase non-controlling interests (put options)

When the Group grants firm or contingent commitments to purchase holdings from non-controlling shareholders, the carrying value of the non-controlling interests is reclassified to financial debt.

When the amount of the commitment exceeds the amount of the non-controlling interests, the difference is recorded as a reduction in equity attributable to the owners of the parent company. Financial debt is re-measured at each reporting period end in accordance with the contractual arrangements (at fair value or at present value if fixed price) and, in the absence of any guidance provided by IFRS, with a counterparty in net finance costs.

Non-controlling interests that are debtors

Total comprehensive income of a subsidiary is attributed to the owners of the parent company and to the non-controlling interests. In accordance with IFRS 10, this can result in the non-controlling interests having a deficit balance.

Transactions with owners

Each transaction with minority shareholders of an entity controlled by the Group, when not resulting in a loss of control, is accounted for as an equity transaction with no effect on consolidated comprehensive income.

15.7   Earnings per share

Net income

Net income, Group share, used for calculating basic and diluted earnings per share is determined according to the following method:

(in millions of euros)	2021	2020	2019
Net income - basic	233	4,822	3,004
Effect of subordinated notes	(225)	(255)	(268)
Net income attributable to the owners of the parent company - basic (adjusted)	8	4,567	2,736
Impact of dilutive instruments:
TDIRA	—	9	12
Net income attributable to the owners of the parent company - diluted	8	4,577	2,747

Number of shares

The weighted average number of shares used for calculating the basic and diluted earnings per share is presented below:

(number of shares)	2021	2020	2019
Weighted average number of ordinary shares outstanding	2,656,981,542	2,656,122,534	2,652,532,564
Impact of dilutive instruments on number of ordinary shares:
TDIRA	—	26,945,386	33,780,544
Free share award plan (LTIP)	776,743	720,936	1,662,103
Weighted average number of shares outstanding - diluted	2,657,758,285	2,683,788,856	2,687,975,211

The average market price of the Orange share in 2021 was higher than the fair value adopted under the LTIP 2019-2021, 2020-2022 and 2021-2023 free share award plans (see Note 6.3). The number of shares corresponding to this difference is dilutive at December 31, 2021.

The average market price of the Orange share in 2020 and 2019 was higher than the fair value adopted under the Orange Vision 2020, LTIP 2018-2020, 2019-2021 and 2020-2022 free share award plans (see Note 6.3). The number of shares corresponding to this difference was dilutive at December 31, 2020 and December 31, 2019.

The TDIRAs were not included in the calculation of diluted net earnings per share at December 31, 2021 since they are anti-dilutive, in contrast to December 31, 2020 and December 31, 2019 when they were dilutive.

Earnings per share

(in euros)	2021	2020	2019
Earnings per share - basic	0.00	1.72	1.03
Earnings per share - diluted	0.00	1.71	1.02

In 2021 basic earnings per share were 0.002953 euro per share and diluted earnings per share were 0.002952 euro per share.

Accounting policies

Earnings per share

The Group discloses both basic earnings per share and diluted earnings per share for continuing operations and discontinued operations:

–  basic earnings per share are calculated by dividing net income for the year attributable to the equity holders of the Group, after deduction of the remuneration net of the tax to holders of subordinated notes, by the weighted average number of ordinary shares outstanding during the period;

–  diluted earnings per share are calculated based on the same net income, adjusted for the finance cost of dilutive debt instruments, net of the related tax effect. The number of shares used to calculate diluted earnings per share takes into account the conversion into ordinary shares of potentially dilutive instruments outstanding during the period. These instruments are considered to be dilutive when they have the effect of reducing earnings per share of continuing operations.

When basic earnings per share are negative, diluted earnings per share are identical to basic earnings per share. In the event of a capital increase at a price lower than the market price, and in order to ensure comparability of the reporting periods shown, the weighted average numbers of shares outstanding in current and previous periods are adjusted. Treasury shares owned, which are deducted from the consolidated equity, do not enter into the calculation of earnings per share.